UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $84,897 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     3104    53250 SH       SOLE                    53250        0        0
AMGEN INC                      COM              031162100     2349    50575 SH       SOLE                    50575        0        0
ANNALY CAP MGMT INC            COM              035710409     1528    84075 SH       SOLE                    84075        0        0
APACHE CORP                    COM              037411105     3347    31125 SH       SOLE                    31125        0        0
BARRICK GOLD CORP              COM              067901108     4832   114905 SH       SOLE                   114905        0        0
BEMIS INC                      COM              081437105      402    14700 SH       SOLE                    14700        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      237     8928 SH       SOLE                     8928        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     3265    83300 SH       SOLE                    83300        0        0
CHINA FD INC                   COM              169373107      307     8067 SH       SOLE                     8067        0        0
COCA COLA CO                   COM              191216100     3024    49277 SH       SOLE                    49277        0        0
CONOCOPHILLIPS                 COM              20825c104     4200    47567 SH       SOLE                    47567        0        0
DIAMONDS TR                    UNIT SER 1       252787106      219     1650 SH       SOLE                     1650        0        0
EL PASO CORP                   COM              28336L109      573    33235 SH       SOLE                    33235        0        0
ELECTRONIC DATA SYS NEW        COM              285661104     2022    97550 SH       SOLE                    97550        0        0
EXXON MOBIL CORP               COM              30231G102     3153    33650 SH       SOLE                    33650        0        0
GENERAL ELECTRIC CO            COM              369604103     2354    63500 SH       SOLE                    63500        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      912    10896 SH       SOLE                    10896        0        0
INTEL CORP                     COM              458140100      344    12900 SH       SOLE                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      370     3420 SH       SOLE                     3420        0        0
ISHARES INC                    MSCI JAPAN       464286848     2688   202250 SH       SOLE                   202250        0        0
ISHARES INC                    MSCI UTD KINGD   464286699      622    25850 SH       SOLE                    25850        0        0
ISHARES INC                    MSCI HONG KONG   464286871     1848    84266 SH       SOLE                    84266        0        0
ISHARES INC                    MSCI TAIWAN      464286731     2788   185466 SH       SOLE                   185466        0        0
ISHARES TR                     S&P500 GRW       464287309     4399    63000 SH       SOLE                    63000        0        0
KEMET CORP                     COM              488360108     1475   222400 SH       SOLE                   222400        0        0
KIMBERLY CLARK CORP            COM              494368103     3424    49375 SH       SOLE                    49375        0        0
MARATHON OIL CORP              COM              565849106     1193    19600 SH       SOLE                    19600        0        0
MERCK & CO INC                 COM              589331107     3012    51828 SH       SOLE                    51828        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1446    52800 SH       SOLE                    52800        0        0
NEWS CORP                      CL B             65248e203      612    28800 SH       SOLE                    28800        0        0
ORACLE CORP                    COM              68389X105      330    14600 SH       SOLE                    14600        0        0
PARKER DRILLING CO             COM              701081101      145    19155 SH       SOLE                    19155        0        0
PFIZER INC                     COM              717081103     2434   107075 SH       SOLE                   107075        0        0
ROWAN COS INC                  COM              779382100      286     7248 SH       SOLE                     7248        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369y308     2248    78050 SH       SOLE                    78050        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     5562    70100 SH       SOLE                    70100        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     2376    73200 SH       SOLE                    73200        0        0
TECO ENERGY INC                COM              872375100     1862   108200 SH       SOLE                   108200        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      372    12050 SH       SOLE                    12050        0        0
TIMKEN CO                      COM              887389104     1912    58200 SH       SOLE                    58200        0        0
TRANSCANADA CORP               COM              89353d107      512    12500 SH       SOLE                    12500        0        0
TRINITY INDS INC               COM              896522109     1337    48149 SH       SOLE                    48149        0        0
UNISYS CORP                    COM              909214108      465    98400 SH       SOLE                    98400        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     2884    49550 SH       SOLE                    49550        0        0
UNUM GROUP                     COM              91529Y106      271    11400 SH       SOLE                    11400        0        0
WAL MART STORES INC            COM              931142103     1852    38956 SH       SOLE                    38956        0        0